LEASES (Details - Finance lease maturity) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 34
2027	34
2028	17
Total	85
Imputed interest	(5)
Present value of finance lease liabilities	$ 80	$ 101